Note 5 - Supplemental Disclosure for Earnings Per Share (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
	Three Months Ended		Six Months Ended
	6/30/2015	6/30/2014	6/30/2015	6/30/2014

Basic	(Dollars in thousands, except for share and per share data)
Earnings:
Net income attributable to First Capital, Inc.	$1,228	$1,518	$2,694	$2,815

Shares:
Weighted average common shares outstanding	2,740,689	2,757,335	2,740,596	2,770,637

Net income attributable to First Capital, Inc. per common share, basic	$0.45	$0.55	$0.98	$1.02

Diluted
Earnings:
Net income attributable to First Capital, Inc.	$1,228	$1,518	$2,694	$2,815

Shares:
Weighted average common shares outstanding	2,740,689	2,757,335	2,740,596	2,770,637
Add: Dilutive effect of restricted stock	506	0	156	0

Weighted average common shares outstanding, as adjusted	2,741,195	2,757,335	2,740,752	2,770,637

Net income attributable to First Capital, Inc. per common share, diluted	$0.45	$0.55	$0.98	$1.02

	Years Ended December 31,
	2014	2013
(In thousands, except for share and per share data)
Basic and Diluted:
Earnings:
Net income attributable to First Capital, Inc.	$5,594	$5,074

Shares:
Weighted average common shares outstanding	2,755,588	2,784,690

Net income per common share attributable to First Capital, Inc., basic and diluted	$2.03	$1.82